ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Small Cap Fund

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: WVCCX	Class C: CPVCX	Class R: WPVAX	Institutional Class: ABNIX	Institutional Service Class: AGISX

Objective

The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 131-132 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on page 140-141 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.75%	0.74%	0.78%	0.74%	0.74%
Total Annual Fund Operating Expenses	2.25%	2.99%	2.53%	1.99%	1.99%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.70%	0.69%	0.73%	0.69%	0.69%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.55%	2.30%	1.80%	1.30%	1.30%

1  The "Annual Fund Operating Expenses" are annualized expenses based on anticipated fees and expenses payable by the Fund for the current fiscal year.

2  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.55% for Class A, 2.30% for Class C, 1.80% for Class R, 1.30% for Institutional Class, and 1.30% for Institutional Service Class at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses and Acquired Fund Fees and Expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before July 20, 2011, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Small Cap Fund

Example

This Example is intended to help you compare the cost of investing in the Global Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$724	$1,175	$1,651	$2,960
Class C shares	$333	$860	$1,512	$3,260
Class R shares	$183	$718	$1,280	$2,811
Institutional Class shares	$132	$558	$1,009	$2,261
Institutional Service Class shares	$132	$558	$1,009	$2,261

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$233	$860	$1,512	$3,260

Portfolio Turnover

The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 184.14% of the average value of its portfolio.

Principal Strategies

The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the U.S. and 30% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries. If the Global Small Cap Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap Index at the time of purchase. As of January 31, 2010, the MSCI World Small Cap Index included companies with market capitalization between $52 million and $5.9 billion. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund's equity holdings may include:

•  common stocks and preferred stocks;

•  rights and warrants;

•  securities convertible into common stocks; and

•  partnership interests.

The Fund may invest:

•  up to 20% of net assets in debt securities;

•  up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

•  up to 35% of net assets in emerging markets securities;

•  without limit in special-situation companies; and

•  without limit in foreign securities.

To a limited extent, the Fund may also engage in other investment practices.

The Global Small Cap Fund has historically had a portfolio turnover rate that exceeded 100% per year. It is anticipated that the Fund's portfolio turnover will generally be lower in the future.

Principal Risks

The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Small-Cap Securities Risk – in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk – "special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Small Cap Fund

Selection Risk – the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives Risk (including Options, Futures and Swaps) – derivatives are speculative and may hurt the Fund's performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk – to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk – losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Portfolio Turnover – the Fund has historically had high portfolio turnover with a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk – the lack of an active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Global Small Cap Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Global Small Cap Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 27.92% – 2nd quarter of 2003
Worst Quarter: -27.42% – 4th quarter of 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Global Small Cap Fund

accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception (Class C: 07/31/01)
Class A shares – Before Taxes	28.94%	-2.63%	-5.03%	N/A
Class A shares – After Taxes on Distributions	28.94%	-2.75%	-5.10%	N/A
Class A shares – After Taxes on Distributions and Sale of Shares	18.81%	-2.29%	-4.15%	N/A
Class C shares – Before Taxes	34.71%	-2.19%	N/A	-0.74%
Class R shares – Before Taxes	36.42%	-1.71%	-4.73%	N/A
Institutional Class shares – Before Taxes	36.96%	-1.44%	-4.46%	N/A
Institutional Service Class shares – Before Taxes	36.88%	-1.45%	-4.47%	N/A
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	44.75%	-3.13%	6.84%	8.91%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Global Small Cap Fund's investment adviser. The Adviser has selected Aberdeen Asset Management Asia Limited ("AAMAL") and Aberdeen Asset Management Investment Services Limited ("AAMISL") as subadvisers to the Fund.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Stephen Docherty	Head of Global Equities	1994

Bruce Stout	Senior Investment Manager	1987

Andrew McMenigall	Senior Investment Manager	1997

Jamie Cumming, CFA®	Senior Investment Manager	2001

Samantha Fitzpatrick, CFA®	Investment Manager	1998

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.